UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
Greater China Opportunities Fund

Semiannual report 4/30/14

POLAND
UNITED KINGDOM
NORTH SEA
IRELAND
London
FRANCE
John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended April 30, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	–0.15	9.51	—	9.85[1]	–6.22	–0.15	57.47	—	130.63[1]

Class B	–0.86	9.47	—	9.65[1]	–6.59	–0.86	57.18	—	126.82[1]

Class C	3.19	9.75	—	9.65[1]	–2.65	3.19	59.20	—	126.86[1]

Class I2	5.61	11.00	—	10.75[1]	–1.06	5.61	68.54	—	147.94[1]

Class NAV[2]	5.62	11.24	—	4.23[3]	–1.02	5.62	70.32	—	35.50[3]

Index†	2.75	10.86	—	8.62[1]	–2.57	2.75	67.46	—	108.62[1]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 2-28-15 for Class B and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class NAV
Net (%)	1.80	2.57	2.61	1.34	1.28
Gross (%)	1.80	2.66	2.61	2.82	1.28

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI Golden Dragon Index.

See the following page for footnotes.

6	Greater China Opportunities Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B4	6-9-05	$22,682	$22,682	$20,862

Class C4	6-9-05	22,686	22,686	20,862

Class I2	6-9-05	24,794	24,794	20,862

Class NAV[2]	12-28-06	13,550	13,550	13,975

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI Golden Dragon Index (gross of foreign withholding taxes on dividends) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following Indexes: China, Hong Kong, and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 6-9-05.

2 For certain types of investors, as described in the fund’s prospectuses.

3 From 12-28-06.

4 The contingent deferred sales charge is not applicable.

Semiannual report | Greater China Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$987.10	$8.38	1.70%

Class B	1,000.00	982.80	12.98	2.64%

Class C	1,000.00	983.30	12.69	2.58%

Class I	1,000.00	989.40	6.51	1.32%

Class NAV	1,000.00	989.80	6.22	1.26%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Greater China Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,016.40	$8.50	1.70%

Class B	1,000.00	1,011.70	13.17	2.64%

Class C	1,000.00	1,012.00	12.87	2.58%

Class I	1,000.00	1,018.20	6.61	1.32%

Class NAV	1,000.00	1,018.50	6.31	1.26%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Greater China Opportunities Fund	9

Portfolio summary

Top 10 Holdings (33.0% of Net Assets on 4-30-14)[1,2]

Taiwan Semiconductor		Industrial & Commercial Bank of
Manufacturing Company, Ltd.	6.5%	China, Ltd., H Shares	2.4%

Tencent Holdings, Ltd.	4.7%	Sands China, Ltd.	2.4%

AIA Group, Ltd.	4.3%	Bank of China, Ltd., H Shares	2.3%

Hutchison Whampoa, Ltd.	3.2%	China Petroleum & Chemical
		Corp., H Shares	2.3%
China Construction Bank
Corp., H Shares	2.7%	Wisdom Holdings Group	2.2%

Sector Composition[1,3]

Financials	31.4%	Utilities	5.7%

Information Technology	25.2%	Energy	3.2%

Consumer Discretionary	10.1%	Materials	3.0%

Industrials	9.3%	Consumer Staples	2.4%

Health Care	7.4%	Short Term Investments & Other	2.3%

1 As a percentage of net assets on 4-30-14.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. The fund may invest in IPOs, which are frequently volatile in price and may lead to increased portfolio turnover. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The fund may invest its assets in a small number of issuers. Performance could suffer significantly from adverse events affecting these issuers. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Greater China Opportunities Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value

Common Stocks 97.7%		$69,316,571

(Cost $57,356,644)

China 39.0%		27,681,900

BAIOO Family Interactive Ltd. (I)(S)	1,912,000	320,601

Bank of China, Ltd., H Shares	3,614,000	1,596,992

BBMG Corp., H Shares	881,500	618,229

China Animal Healthcare, Ltd.	1,835,000	1,203,950

China Cinda Asset Management Company, Ltd., H Shares (I)	1,392,000	702,011

China Conch Venture Holdings, Ltd.	205,500	504,759

China Construction Bank Corp., H Shares	2,741,000	1,897,794

China Huiyuan Juice Group, Ltd. (I)	1,290,000	844,910

China Medical System Holdings, Ltd.	818,000	969,264

China Pacific Insurance Group Company, Ltd., H Shares	183,000	573,006

China Petroleum & Chemical Corp., H Shares	1,804,000	1,596,834

China Railway Construction Corp., H Shares	860,000	708,101

ENN Energy Holdings, Ltd.	104,000	725,395

Hilong Holding, Ltd.	1,244,000	648,383

Huadian Fuxin Energy Corp., Ltd., H Shares	1,734,000	810,825

Industrial & Commercial Bank of China, Ltd., H Shares	2,911,500	1,735,907

Kingsoft Corp., Ltd.	284,000	880,164

Microport Scientific Corp.	1,228,000	835,073

PICC Property & Casualty Company, Ltd., H Shares	430,000	568,390

Ping An Insurance Group Company, H Shares	146,000	1,081,741

Qihoo 360 Technology Company, Ltd., ADR (I)	6,155	519,359

Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	255,500	868,735

Shenzhou International Group Holdings, Ltd.	372,000	1,278,649

SouFun Holdings, Ltd., ADR	46,770	550,483

Sunac China Holdings, Ltd.	1,407,000	716,386

Tencent Holdings, Ltd.	52,900	3,331,959

Wisdom Holdings Group	3,183,000	1,594,000

Hong Kong 30.3%		21,480,184

AIA Group, Ltd.	634,400	3,085,464

Beijing Development Hong Kong, Ltd. (I)	2,442,000	774,846

BOC Hong Kong Holdings, Ltd.	334,000	988,648

Cheung Kong Holdings, Ltd.	86,000	1,466,428

Cheung Kong Infrastructure Holdings, Ltd.	132,000	861,774

China Everbright International, Ltd.	663,000	829,207

China Resources Land, Ltd.	452,000	931,702

China South City Holdings, Ltd.	1,638,000	687,957

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	11

	Shares	Value

Hong Kong (continued)

China Taiping Insurance Holdings Company, Ltd. (I)	591,400	$939,836

Guangdong Investment, Ltd.	758,000	825,081

Hong Kong & China Gas Company, Ltd.	361,810	834,843

Hutchison Whampoa, Ltd.	167,000	2,291,155

Melco International Development, Ltd.	399,000	1,225,349

New World Development Company, Ltd.	535,000	554,204

Pacific Basin Shipping, Ltd.	1,007,000	591,550

REXLot Holdings, Ltd.	4,725,000	495,115

Shimao Property Holdings, Ltd.	383,500	758,458

Stelux Holdings International, Ltd.	1,503,000	464,058

Sun Hung Kai Properties, Ltd.	75,000	948,776

Vinda International Holdings, Ltd.	595,000	869,805

Wharf Holdings, Ltd.	150,000	1,055,928

Macau 2.4%		1,717,972

Sands China, Ltd.	234,000	1,717,972

Taiwan 26.0%		18,436,515

AcBel Polytech, Inc.	275,000	361,347

Aurora Corp. (I)	326,000	601,541

Cathay Financial Holdings Company, Ltd.	734,124	1,038,040

Chailease Holding Company, Ltd.	392,000	933,763

CTCI Corp.	358,000	571,730

Delta Electronics, Inc.	149,000	914,812

Hon Hai Precision Industry Company, Ltd.	322,000	924,771

King Yuan Electronics Company, Ltd.	1,328,000	1,014,114

MediaTek, Inc.	74,000	1,159,579

On-Bright Electronics, Inc.	122,000	1,094,735

Quanta Computer, Inc.	137,000	375,898

Sercomm Corp.	398,000	802,598

Taiwan Semiconductor Manufacturing Company, Ltd.	1,171,089	4,601,625

Teco Electric & Machinery Company, Ltd.	689,000	749,259

Ton Yi Industrial Corp.	790,000	841,725

Tong Yang Industry Company, Ltd.	259,000	371,727

TWi Pharmaceuticals, Inc. (I)	149,000	1,407,676

Universal Cement Corp.	701,000	671,575

Total investments (Cost $57,356,644)† 97.7%		$69,316,571

Other assets and liabilities, net 2.3%		$1,642,858

Total net assets 100.0%		$70,959,429

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

12	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $57,422,197. Net unrealized appreciation aggregated $11,894,374, of which $13,465,798 related to appreciated investment securities and $1,571,424 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 4-30-14:

Financials	31.4%
Information Technology	25.2%
Consumer Discretionary	10.1%
Industrials	9.3%
Health Care	7.4%
Utilities	5.7%
Energy	3.2%
Materials	3.0%
Consumer Staples	2.4%
Short-Term Investments & Other	2.3%

Total	100.0%

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $57,356,644)	$69,316,571
Cash	96,745
Foreign currency, at value (Cost $1,140,942)	1,141,702
Receivable for investments sold	493,575
Receivable for fund shares sold	96,972
Dividends receivable	14,775
Other receivables and prepaid expenses	48,692

Total assets	71,209,032

Liabilities

Payable for investments purchased	68,757
Payable for fund shares repurchased	104,928
Payable to affiliates
Accounting and legal services fees	2,012
Transfer agent fees	7,052
Distribution and service fees	18,770
Trustees’ fees	110
Investment management fees	126
Other liabilities and accrued expenses	47,848

Total liabilities	249,603

Net assets	$70,959,429

Net assets consist of

Paid-in capital	$55,500,005
Accumulated distributions in excess of net investment income	(590,560)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	4,089,289
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	11,960,695

Net assets	$70,959,429

14	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($42,176,074 ÷ 1,999,443 shares)[1]	$21.09
Class B ($5,743,202 ÷ 281,042 shares)[1]	$20.44
Class C ($9,475,216 ÷ 463,651 shares)[1]	$20.44
Class I ($2,327,392 ÷ 110,590 shares)	$21.05
Class NAV ($11,237,545 ÷ 528,191 shares)	$21.28

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$22.20

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	15

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 4-30-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$200,749
Less foreign taxes withheld	(3,843)

Total investment income	196,906

Expenses

Investment management fees	336,257
Distribution and service fees	140,599
Accounting and legal services fees	7,061
Transfer agent fees	43,312
Trustees’ fees	1,018
State registration fees	30,848
Printing and postage	9,430
Professional fees	18,423
Custodian fees	42,032
Registration and filing fees	17,360
Other	4,806

Total expenses	651,146
Less expense reductions	(11,395)

Net expenses	639,751

Net investment loss	(442,845)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	4,170,948
Foreign currency transactions	(15,150)

4,155,798
Change in net unrealized appreciation (depreciation) of
Investments	(4,871,267)
Translation of assets and liabilities in foreign currencies	436

(4,870,831)

Net realized and unrealized loss	(715,033)

Decrease in net assets from operations	($1,157,878)

16	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13

Increase (decrease) in net assets

From operations
Net investment income (loss)	($442,845)	$237,869
Net realized gain	4,155,798	4,460,875
Change in net unrealized appreciation (depreciation)	(4,870,831)	7,825,904

Increase (decrease) in net assets resulting from operations	(1,157,878)	12,524,648

Distributions to shareholders
From net investment income
Class A	(351,058)	(149,779)
Class I	(14,936)	(8,079)
Class NAV	(12,022)	(4,274)
From net realized gain
Class A	(370,296)	—
Class B	(62,772)	—
Class C	(86,761)	—
Class I	(9,751)	—
Class NAV	(7,444)	—

Total distributions	(915,040)	(162,132)

From fund share transactions	6,394,553	(10,993,645)

Total increase	4,321,635	1,368,871

Net assets

Beginning of period	66,637,794	65,268,923

End of period	$70,959,429	$66,637,794

Undistributed (accumulated distributions in excess of) net
investment income	($590,560)	$230,301

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$21.70	$17.99	$16.90	$20.24	$17.33	$11.61
Net investment income (loss)[2]	(0.12)	0.12	0.06	0.14	0.08	0.12
Net realized and unrealized gain (loss)
on investments	(0.15)	3.65	1.18	(3.41)	2.94	5.63
Total from investment operations	(0.27)	3.77	1.24	(3.27)	3.02	5.75
Less distributions
From net investment income	(0.16)	(0.06)	(0.15)	(0.07)	(0.11)	(0.03)
From net realized gain	(0.18)	—	—	—	—	—
Total distributions	(0.34)	(0.06)	(0.15)	(0.07)	(0.11)	(0.03)
Net asset value, end of period	$21.09	$21.70	$17.99	$16.90	$20.24	$17.33
Total return (%)[3,4]	(1.29)[5]	21.01	7.51	(16.24)	17.46	49.62

Ratios and supplemental data

Net assets, end of period (in millions)	$42	$46	$44	$53	$80	$90
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.71[6]	1.74	1.80	1.67	1.73	1.95
Expenses net of fee waivers	1.70[6]	1.74	1.80	1.67	1.70	1.95
Expenses net of fee waivers and credits	1.70[6]	1.74	1.80	1.67	1.70	1.92
Net investment income (loss)	(1.10)[6]	0.60	0.37	0.67	0.45	0.86
Portfolio turnover (%)	50	93	132	145	71	105

1 Six months ended 4-30-14. Unaudited.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

18	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$20.97	$17.49	$16.42	$19.76	$16.95	$11.41
Net investment income (loss)[2]	(0.21)	(0.08)	(0.08)	(0.02)	(0.06)	0.01
Net realized and unrealized gain (loss)
on investments	(0.14)	3.56	1.18	(3.32)	2.87	5.53
Total from investment operations	(0.35)	3.48	1.10	(3.34)	2.81	5.54
Less distributions
From net investment income	—	—	(0.03)	—	—[3]	—
From net realized gain	(0.18)	—	—	—	—	—
Total distributions	(0.18)	—	(0.03)	—	—[3]	—
Net asset value, end of period	$20.44	$20.97	$17.49	$16.42	$19.76	$16.95
Total return (%)[4,5]	(1.72)[6]	19.90	6.70	(16.90)	16.58	48.55

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$8	$9	$11	$17	$19
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.65[7]	2.67	2.61	2.46	2.49	2.70
Expenses net of fee waivers	2.64[7]	2.67	2.61	2.46	2.45	2.70
Expenses net of fee waivers and credits	2.64[7]	2.67	2.61	2.46	2.45	2.67
Net investment income (loss)	(2.02)[7]	(0.39)	(0.45)	(0.11)	(0.31)	0.11
Portfolio turnover (%)	50	93	132	145	71	105

1 Six months ended 4-30-14. Unaudited.
2 Based on average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.

CLASS C SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$20.96	$17.48	$16.41	$19.75	$16.94	$11.40
Net investment income (loss)[2]	(0.21)	(0.05)	(0.07)	(0.02)	(0.05)	0.01
Net realized and unrealized gain (loss)
on investments	(0.13)	3.53	1.17	(3.32)	2.86	5.53
Total from investment operations	(0.34)	3.48	1.10	(3.34)	2.81	5.54
Less distributions
From net investment income	—	—	(0.03)	—	—[3]	—
From net realized gain	(0.18)	—	—	—	—	—
Total distributions	(0.18)	—	(0.03)	—	—[3]	—
Net asset value, end of period	$20.44	$20.96	$17.48	$16.41	$19.75	$16.94
Total return (%)[4,5]	(1.67)[6]	19.91	6.71	(16.91)	16.59	48.60

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$11	$10	$12	$18	$20
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.58[7]	2.62	2.61	2.45	2.48	2.71
Expenses net of fee waivers	2.58[7]	2.62	2.61	2.45	2.44	2.71
Expenses net of fee waivers and credits	2.58[7]	2.62	2.61	2.45	2.44	2.68
Net investment income (loss)	(1.97)[7]	(0.27)	(0.43)	(0.12)	(0.26)	0.10
Portfolio turnover (%)	50	93	132	145	71	105

1 Six months ended 4-30-14. Unaudited.
2 Based on average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	19

CLASS I SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$21.71	$17.96	$16.82	$20.14	$17.24	$11.57
Net investment income (loss)[2]	(0.09)	0.17	0.12	0.18	0.01	0.18
Net realized and unrealized gain (loss)
on investments	(0.12)	3.69	1.20	(3.41)	3.02	5.53
Total from investment operations	(0.21)	3.86	1.32	(3.23)	3.03	5.71
Less distributions
From net investment income	(0.27)	(0.11)	(0.18)	(0.09)	(0.13)	(0.04)
From net realized gain	(0.18)	—	—	—	—	—
Total distributions	(0.45)	(0.11)	(0.18)	(0.09)	(0.13)	(0.04)
Net asset value, end of period	$21.05	$21.71	$17.96	$16.82	$20.14	$17.24
Total return (%)[3]	(1.06)[4]	21.57	8.01	(16.12)	17.61	49.49

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	$1	$2	$3	$5
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.50[5]	2.79	2.74	2.02	1.83	1.81
Expenses net of fee waivers and credits	1.32[5]	1.31	1.39	1.53	1.57	1.65
Net investment income (loss)	(0.80)[5]	0.85	0.73	0.87	0.08	1.25
Portfolio turnover (%)	50	93	132	145	71	105

1 Six months ended 4-30-14. Unaudited.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.

CLASS NAV SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$21.95	$18.18	$17.07	$20.42	$17.47	$11.66
Net investment income (loss)[2]	(0.11)	0.23	0.15	0.26	0.20	0.24
Net realized and unrealized gain (loss)
on investments	(0.10)	3.67	1.21	(3.47)	2.96	5.65
Total from investment operations	(0.21)	3.90	1.36	(3.21)	3.16	5.89
Less distributions
From net investment income	(0.28)	(0.13)	(0.25)	(0.14)	(0.21)	(0.08)
From net realized gain	(0.18)	—	—	—	—	—
Total distributions	(0.46)	(0.13)	(0.25)	(0.14)	(0.21)	(0.08)
Net asset value, end of period	$21.28	$21.95	$18.18	$17.07	$20.42	$17.47
Total return (%)[3]	(1.02)[4]	21.53	8.20	(15.82)	18.17	50.84

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$1	$1	$1	$1	$1
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.27[5]	1.27	1.24	1.14	1.11	1.12
Expenses net of fee waivers
and credits	1.26[5]	1.27	1.24	1.14	1.11	1.12
Net investment income (loss)	(1.05)[5]	1.12	0.87	1.30	1.08	1.63
Portfolio turnover (%)	50	93	132	145	71	105

1 Six months ended 4-30-14. Unaudited.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.

20	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Greater China Opportunities Fund (the fund) is a series of John Hancock Investment Trust III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

Semiannual report | Greater China Opportunities Fund	21

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014 by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
China	$27,681,900	$1,069,842	$26,612,058	—
Hong Kong	21,480,184	—	21,480,184	—
Macau	1,717,972	—	1,717,972	—
Taiwan	18,436,515	—	18,436,515	—

Total Investments in
Securities	$69,316,571	$1,069,842	$68,246,729	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

22	Greater China Opportunities Fund | Semiannual report

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2014 were $246. For the six months ended April 30, 2014 fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Semiannual report | Greater China Opportunities Fund	23

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $1,000,000,000 of the fund’s average daily net assets; (b) 0.95% of the next $1,000,000,000 of the fund’s average daily net assets and (c) 0.90% of the fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Effective March 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class B shares, including Rule 12b-1 fees, transfer agent and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 1.30% of average net assets of the class. The current waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class I shares to limit expenses for the class, to the extent that expense exceed 1.34% of average annual assets of the class. Expenses include all fund-level and class-specific operating expenses excluding taxes, brokerage commission, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred

24	Greater China Opportunities Fund | Semiannual report

in the ordinary course of the fund’s business, and short dividend expense. The current limitation expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to $1,400, $542, $316, $9,034 and $103 for Class A, Class B, Class C, Class I and Class NAV shares for the six months ended April 30, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2014 were equivalent to a net annual effective rate of 0.97% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,028 for the six months ended April 30, 2014. Of this amount, $3,560 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $17,008 was paid as sales commissions to broker-dealers and $1,460 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2014, CDSCs received by the Distributor amounted to $1,000, $6,085 and $4,042 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated

Semiannual report | Greater China Opportunities Fund	25

John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICES FEES	AGENT FEE	REGISTRATION FEE	POSTAGE

Class A	$53,949	$30,618	$7,598	$6,223
Class B	35,632	4,828	7,569	1,363
Class C	51,018	6,914	7,569	1,488
Class I	—	952	8,112	356
Total	$140,599	$43,312	$30,848	$9,430

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2014 and for the year ended October 31, 2013 were as follows:

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	113,894	$2,511,161	351,303	$7,038,278
Distributions reinvested	31,480	690,666	7,450	142,957
Repurchased	(278,345)	(6,123,445)	(691,449)	(13,833,063)

Net decrease	(132,971)	($2,921,618)	(332,696)	($6,651,828)

Class B shares

Sold	1,626	$34,390	13,376	$260,352
Distributions reinvested	2,566	54,723	—	—
Repurchased	(90,728)	(1,939,604)	(147,088)	(2,859,726)

Net decrease	(86,536)	($1,850,491)	(133,712)	($2,599,374)

Class C shares

Sold	28,642	$612,025	66,498	$1,299,435
Distributions reinvested	3,334	71,082	—	—
Repurchased	(73,167)	(1,565,777)	(155,315)	(3,033,450)

Net decrease	(41,191)	($882,670)	(88,817)	($1,734,015)

26	Greater China Opportunities Fund | Semiannual report

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class I shares

Sold	69,842	$1,535,914	261,010	$5,342,010
Distributions reinvested	847	18,506	331	6,331
Repurchased	(14,704)	(322,967)	(270,126)	(5,471,457)

Net increase (decrease)	55,985	$1,231,453	(8,785)	($123,116)

Class NAV shares

Sold	511,150	$11,331,378	12,438	$252,725
Distributions reinvested	881	19,466	221	4,274
Repurchased	(23,883)	(532,965)	(7,194)	(142,311)

Net increase	488,148	$10,817,879	5,465	$114,688

Total net increase (decrease)	283,435	$6,394,553	(558,545)	($10,993,645)

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on April 30, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $37,456,975 and $33,764,311, respectively, for the six months ended April 30, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2014, Lifestyle Aggressive Portfolio held 15.8% of the fund’s net assets.

Semiannual report | Greater China Opportunities Fund	27

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management
Peter S. Burgess*	a division of Manulife Asset Management
William H. Cunningham	(North America) Limited
Grace K. Fey
Theron S. Hoffman*	Principal distributor
Deborah C. Jackson	John Hancock Funds, LLC
Hassell H. McClellan
Gregory A. Russo	Custodian
Warren A. Thomson†	State Street Bank and Trust Company

Officers	Transfer agent
Andrew G. Arnott	John Hancock Signature Services, Inc.
President
Legal counsel
John J. Danello#	K&L Gates LLP
Senior Vice President, Secretary
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

28	Greater China Opportunities Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	08SA 4/14
MF184400	6/14

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Andrew Arnott
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Andrew Arnott
President

Date:	June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
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Andrew Arnott
President

Date:	June 5, 2014

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	June 5, 2014